Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives for Property, Plant, and Equipment (Details)	Oct. 31, 2025
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Office equipment and computers	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Office equipment and computers	4 years
Office Equipment and Computers [Member]
Property, Plant and Equipment [Line Items]
Office equipment and computers	3 years